Statutory Accounting (Consolidated Net Income And Shareholders' Equity (Capital And Surplus) On A Statutory Basis For The Insurance Subsidiaries) (Detail) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statutory Accounting [Abstract]
Life insurance subsidiaries, Net Income	$ 424,738	$ 499,440	$ 274,734
Life insurance subsidiaries, Shareholders' Equity	$ 1,273,117	$ 1,607,811